PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 155,472	$ 132,610
Less accumulated depreciation	(89,769)	(62,456)
Net Assets	65,703	70,154
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	90,094	71,258
Software
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	18,374	17,242
Auto
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 47,004	$ 44,110